6. TRADE RECEIVABLES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables Details Narrative Abstract
Trade receivables transaction costs	R$ 46,210	R$ 186,627